Commitments and Contingencies	6 Months Ended
Sep. 30, 2021
Commitments and Contingencies
Commitments and Contingencies

18.Commitments and Contingencies

(1)Capital commitment

In February 2021, the Company entered a hardware purchase agreement with Wuxi Vocational Technology College. The unpaid amount $58,439 (RMB379,000) of hardware is an operational commitment and is due in February 2022.

(2)Operating lease commitments

The Group’s lease consisted of operating leases for administrative office spaces in Wuxi in the PRC. As of September 30, 2021, the Group had no obligation under long-term operating leases and financing lease requiring minimum rentals. As of September 30, 2021, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the six months ended September 30, 2021 was $44,221 and was recorded in general and administrative expense on the consolidated statements of operations. As of September 30, 2021, the Group had no future minimum payments under non-cancelable operating leases for a period greater than one year.

As of September 30, 2021, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

Within one year	$20,408
Total	$20,408